The Nature of Expenses	12 Months Ended
Dec. 31, 2018
Nature of Expenses [Abstract]
Disclosure of expenses by nature [text block]
Note 29.	The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2017	2018
	(in thousands)
Recognized in cost of revenues	$5,965	8,600
Recognized in operating expenses	9,307	9,747
	$15,272	18,347

(b)	Amortization of intangible assets

	Year ended December 31,
	2017	2018
	(in thousands)
Recognized in cost of revenues	$2	3
Recognized in operating expenses	1,406	1,977
	$1,408	1,980

(c)	Employee benefits expense

	Year ended December 31,
	2017	2018
	(in thousands)
Salary	$89,911	91,822
Labor and health insurance	5,841	6,054
Pension	5,102	5,474
Others	3,486	3,576
	$104,340	106,926

Employee benefits expense summarized by function
Recognized in cost of revenues	$5,223	6,512
Recognized in operating expenses	99,117	100,414
	$104,340	106,926